Annual Total Returns (Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares Institutional) (Vanguard Long-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares)
12 Months Ended
Aug. 31, 2014
Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares
Annual Total Return
2013	(5.87%)
2012	12.30%
2011	15.97%
2010	11.28%